Taxation - Disclosure of deferred tax in the income statement and the balance sheet by category of temporary difference (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	$ (1,284)	$ 1,149		$ (554)
Balance sheet
Deferred tax liability	9,750	9,812	[1]		$ 9,767
Deferred tax asset	(4,560)	(3,706)	[1]		(3,736)
Deferred tax liabilities	9,750	9,812	[1]		9,767
Deferred tax liability (asset)	5,190	6,106		3,513	$ 6,031	$ 3,477
Before Offset Amount
Balance sheet
Deferred tax liability	26,442	25,745
Deferred tax asset	(21,252)	(19,639)
Deferred tax liabilities	26,442	25,745
Before Offset Amount | Temporary Differences, Deferred Tax Liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(1,279)	(1,325)		(4,074)
Before Offset Amount | Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(1,436)	(1,297)		(3,971)
Balance sheet
Deferred tax liability	22,627	22,565
Deferred tax liabilities	22,627	22,565
Before Offset Amount | Pension plan surpluses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(31)	65		(12)
Balance sheet
Deferred tax liability	2,290	1,956
Deferred tax liabilities	2,290	1,956
Before Offset Amount | Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	29	(36)		(27)
Balance sheet
Deferred tax liability	29	0
Deferred tax liabilities	29	0
Before Offset Amount | Other taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	159	(57)		(64)
Balance sheet
Deferred tax liability	1,496	1,224
Deferred tax liabilities	1,496	1,224
Before Offset Amount | Temporary Differences, Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(5)	2,474		3,520
Before Offset Amount | Lease Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	264	8		(16)
Balance sheet
Deferred tax asset	(1,380)	(90)
Before Offset Amount | Pension plan and other post-retirement benefit plan deficits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	62	(6)		340
Balance sheet
Deferred tax asset	(1,367)	(1,319)
Before Offset Amount | Decommissioning, environmental and other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(472)	1,505		3,503
Balance sheet
Deferred tax asset	(7,579)	(7,126)
Before Offset Amount | Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	63	(31)		(47)
Balance sheet
Deferred tax asset	(24)	(95)
Before Offset Amount | Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(336)	123		1,476
Balance sheet
Deferred tax asset	(3,964)	(3,626)
Before Offset Amount | Loss carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	12	559		(964)
Balance sheet
Deferred tax asset	(5,834)	(5,900)
Before Offset Amount | Other deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	402	316		$ (772)
Balance sheet
Deferred tax asset	(1,104)	(1,483)
Gulf of Mexico Oil Spill
Balance sheet
Deferred tax asset	$ (5,526)	$ (5,562)

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.